OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
10.	OTHER CURRENT LIABILITIES
All figures in USD ‘000	2023	2022
Accrued Expenses	5,293	6,472
Other Liabilities	1,616	1,821
Deferred Revenues	3,949	6,146
Total as of December 31,	10,858	14,439